Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (Invesco International Mutual Funds)
CIK	dei_EntityCentralIndexKey	0000880859
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 09, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2021
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A